PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)

Common Stocks – 97.7% of Net Assets
	Australia – 3.7%
31,248	Goodman Group	$517,369
354,245	GPT Group (The)	1,382,989
80,607	Lendlease Corp. Ltd.	638,585
397,662	Scentre Group	907,021
544,195	Stockland	1,875,808

		5,321,772

	Belgium – 1.3%
8,695	Cofinimmo S.A.	1,402,798
2,025	VGP NV	523,731

		1,926,529

	Canada – 6.7%
239,200	Summit Industrial Income REIT	4,569,076
354,400	Tricon Residential, Inc.	5,157,356

		9,726,432

	France – 1.9%
9,988	Covivio	865,099
9,114	ICADE	714,737
51,936	Klepierre S.A.	1,236,402

		2,816,238

	Germany – 4.3%
167,179	Aroundtown S.A.	1,161,812
10,740	LEG Immobilien SE	1,597,500
55,968	Vonovia SE	3,395,176

		6,154,488

	Hong Kong – 3.7%
69,200	ESR Cayman Ltd.(a)	223,922
373,303	Hysan Development Co. Ltd.	1,297,840
680,903	Sino Land Co. Ltd.	894,969
128,000	Sun Hung Kai Properties Ltd.	1,697,065
258,600	Swire Properties Ltd.	693,298
88,696	Wharf Real Estate Investment Co. Ltd.	500,978

		5,308,072

	Japan – 8.8%
972	AEON REIT Investment Corp.	1,313,991
173	Daiwa Office Investment Corp.	1,116,697
1,300	GLP J-REIT	2,120,377
2,030	Japan Hotel REIT Investment Corp.	1,225,934
225	Japan Real Estate Investment Corp.	1,379,077
117,000	Mitsui Fudosan Co. Ltd.	2,675,069
59,400	Nomura Real Estate Holdings, Inc.	1,448,135
638	Nomura Real Estate Master Fund, Inc.	955,384

Shares	Description	Value (†)

Common Stocks – continued
	Japan – continued
326	Orix J-REIT, Inc.	$540,868

		12,775,532

	Singapore – 1.5%
844,587	Ascendas Real Estate Investment Trust	1,934,468
105,400	Capitaland Investment Ltd.(a)	268,874

		2,203,342

	Spain – 1.1%
152,211	Merlin Properties SOCIMI S.A.	1,648,396

	Sweden – 2.8%
15,612	Fastighets AB Balder, B Shares(a)	1,131,994
64,390	Nyfosa AB	1,086,413
271,130	Samhallsbyggnadsbolaget i Norden AB	1,818,478

		4,036,885

	United Kingdom – 5.2%
33,162	Safestore Holdings PLC	545,514
180,718	Segro PLC	3,194,108
868,881	Tritax Big Box REIT PLC	2,673,924
718,280	Tritax EuroBox PLC	1,118,457

		7,532,003

	United States – 56.7%
30,159	Agree Realty Corp.	2,143,099
271,500	Brixmor Property Group, Inc.	6,363,960
26,479	EastGroup Properties, Inc.	5,237,017
10,250	Equinix, Inc.	8,579,967
23,350	Essex Property Trust, Inc.	7,937,365
31,400	Extra Space Storage, Inc.	6,197,418
158,500	Global Medical REIT, Inc.	2,627,930
217,200	Host Hotels & Resorts, Inc.(a)	3,655,476
242,300	Independence Realty Trust, Inc.	5,725,549
49,400	Kilroy Realty Corp.	3,328,572
20,700	Life Storage, Inc.	2,769,867
175,200	Macerich Co. (The)	3,169,368
139,600	Paramount Group, Inc.	1,183,808
49,900	ProLogis, Inc.	7,233,504
3,800	SBA Communications Corp.	1,312,254
20,500	Sun Communities, Inc.	4,017,590
90,800	Ventas, Inc.	4,845,996
198,986	VICI Properties, Inc.	5,840,239

		82,168,979

	Total Common Stocks (Identified Cost $123,803,705)	141,618,668

Principal Amount	Description	Value (†)

Short-Term Investments – 2.3%
$ 3,306,629	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $3,306,629 on 11/01/2021 collateralized by $2,834,300 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $3,372,832 including accrued interest(b) (Identified Cost $3,306,629)	$3,306,629

	Total Investments – 100.0% (Identified Cost $127,110,334)	144,925,297
	Other Assets Less Liabilities – (0.0)%	(13,860)

	Net Assets – 100.0%	$144,911,437

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of October 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 41,467,304	28.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b)   The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT Japan Real Estate Investment Trust
REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,321,772	$—	$5,321,772
Belgium	—	1,926,529	—	1,926,529
France	—	2,816,238	—	2,816,238
Germany	—	6,154,488	—	6,154,488
Hong Kong	1,297,840	4,010,232	—	5,308,072
Japan	2,120,377	10,655,155	—	12,775,532
Singapore	268,874	1,934,468	—	2,203,342
Spain	—	1,648,396	—	1,648,396
Sweden	2,904,891	1,131,994	—	4,036,885
United Kingdom	1,663,971	5,868,032	—	7,532,003
All Other Common Stocks*	91,895,411	—	—	91,895,411

Total Common Stocks	$100,151,364	$41,467,304	$—	$141,618,668

Short-Term Investments	—	3,306,629	—	3,306,629

Total	$100,151,364	$44,773,933	$—	$144,925,297

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at October 31, 2021 (Unaudited)

Real Estate Management & Development	18.9%
REITs - Diversified	18.3
REITs - Warehouse/Industrials	17.6
REITs - Apartments	9.5
REITs - Storage	6.6
REITs - Shopping Centers	5.9
REITs - Office Property	5.2
REITs - Health Care	5.1
REITs - Hotels	3.3
REITs - Regional Malls	3.0
REITs - Manufactured Homes	2.8
REITs - Single Tenant	1.5
Short - Term Investments	2.3

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at October 31, 2021 (Unaudited)

United States Dollar	59.0%
Euro	9.4
Japanese Yen	8.8
Canadian Dollar	6.7
British Pound	4.4
Australian Dollar	3.7
Hong Kong Dollar	3.7
Swedish Krona	2.8
Singapore Dollar	1.5

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%